Short-Term Investment (Details) ¥ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Segregated Portfolio Company [Member]
Short-Term Investment [Line Items]
Total subscription amount	¥ 121.5	$ 17,200,000	¥ 104.0